Intangible Assets, net - Narratives (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets, net
Amortization expenses	¥ 0.7	¥ 0.2	¥ 0.4
Impairment charge	¥ 0.0	¥ 0.0	¥ 0.0